ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS TAX-FREE TRUST

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

November 4, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Active Assets California Tax-Free Trust (File Nos. 033-41685; 811-6350)

Active Assets Government Securities Trust (File Nos. 002-71558; 811-3165)

Active Assets Money Trust (File Nos. 002-71560; 811-3159)

Active Assets Tax-Free Trust (File Nos. 002-71559; 811-3162)

Ladies and Gentlemen:

On behalf of Active Assets California Tax-Free Trust, Active Assets Government Securities Trust, Active Assets Money Trust and Active Assets Tax-Free Trust (each, a “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) each prospectus and statement of additional information contained in Post-Effective Amendment Nos. 34, 45, 46 and 45, respectively, to each Registrant’s Registration Statement on Form N-1A, filed on October 28, 2015, constituting the most recent amendment to such Registration Statement (each, an “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in each such Amendment, and (ii) the text of each such Amendment was filed electronically with the Securities and Exchange Commission on October 28, 2015, accession numbers 0001104659-15-073659, 0001104659-15-073660, 0001104659-15-073656 and 0001104659-15-073658, respectively.

If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,

/s/ Edward J. Meehan, Jr.
Edward J. Meehan, Jr.
Assistant Secretary

Enclosures

cc: Joseph C. Benedetti